Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001342947
Entity Inv Company Type	N-1A
Entity Registrant Name	BBH TRUST
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Creation Date	Feb. 28, 2025
Document Effective Date	Feb. 28, 2025
Prospectus Date	Feb. 28, 2025
BBH Select Series - Large Cap Fund | Class I Shares
Prospectus:
Trading Symbol	BBLIX
BBH Select Series - Mid Cap Fund | Class I Shares
Prospectus:
Trading Symbol	BBMIX
BBH Select Series - Mid Cap Fund | Retail Class Shares
Prospectus:
Trading Symbol	BBMRX
BBH Partner Fund - International Equity | Class I Shares
Prospectus:
Trading Symbol	BBHLX
BBH Limited Duration Fund | Class N Shares
Prospectus:
Trading Symbol	BBBMX
BBH Limited Duration Fund | Class I Shares
Prospectus:
Trading Symbol	BBBIX
BBH INCOME FUND | CLASS I SHARES
Prospectus:
Trading Symbol	BBNIX
BBH INCOME FUND | CLASS N SHARES
Prospectus:
Trading Symbol	BBNNX
BBH Intermediate Municipal Bond Fund | Class N Shares
Prospectus:
Trading Symbol	BBINX
BBH Intermediate Municipal Bond Fund | Class I Shares
Prospectus:
Trading Symbol	BBIIX
BBH U.S. Government Money Market Fund | Institutional Shares
Prospectus:
Trading Symbol	BBSXX